Financial Highlights	12 Months Ended
Dec. 31, 2016
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Financial Highlights
7.	Financial Highlights:

Financial highlights for the limited partner class as a whole for the years ended December 31, 2016, 2015 and 2014 were as follows:

	2016		2015		2014
	Class A		Class A		Class A
Per Unit Performance (for a unit outstanding throughout the year):*
Net realized and unrealized gains (losses)	$(3.05)		$1.03		$6.76
Net investment loss	(1.39)		(1.63)		(1.33)

Increase (decrease) for the year	(4.44)		(0.60)		5.43
Net asset value per Unit, beginning of year	26.50		27.10		21.67

Net asset value per Unit, end of year	$22.06		$26.50		$27.10

	2016		2015		2014
	Class A		Class A		Class A
Ratios to Average Limited Partners’ Capital:
Net investment loss **	(5.6	) %	(5.9	) %	(6.2	) %

Operating expenses	5.9%		5.9%		6.3%
Incentive fees	-		-		-

Total expenses	5.9%		5.9%		6.3%

Total return:
Total return before incentive fees	(16.8	) %	(2.2	) %	25.1%
Incentive fees	-		-		-

Total return after incentive fees	(16.8	) %	(2.2	) %	25.1%

*

Net investment loss per Unit is calculated by dividing the expenses net of interest income by the average number of Units outstanding during the year. The net realized and unrealized gains (losses) per Unit is a balancing amount necessary to reconcile the change in net asset value per Unit with the other per unit information.

**	Interest income less total expenses.

The above ratios and total return may vary for individual investors based on the timing of capital transactions during the year. Additionally, these ratios are calculated for the limited partner class using the limited partners’ share of income, expenses and average partners’ capital.